Interest and Inflation Income	12 Months Ended
Dec. 31, 2023
Interest and Inflation Income [Abstract]
INTEREST AND INFLATION INCOME

NOTE 25 - INTEREST AND INFLATION INCOME

This item refers to interest earned in the period from the financial assets whose return, whether implicitly or explicitly, is determined by applying the effective interest rate method, regardless of the value at fair value, as well as the effect of hedge accounting.

a.	For the years ended December 31, 2023, 2022 and 2021 the income from interest, was attributable to the following items:

	For the years ended December 31,
	2023			2022			2021
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial assets at amortised cost
Resale agreements	70	-	70	1,063	-	1,063	190	-	190
Debt financial instruments	120,363	78,200	198,563	62,876	195,082	257,958	15,078	103,164	118,242
Interbank loans	579	-	579	925		925	429	-	429
Commercial loans	1,287,677	291,578	1,579,255	954,978	825,146	1,780,124	662,170	404,803	1,066,973
Mortgage loans	527,305	759,963	1,287,268	412,741	1,818,172	2,230,913	337,669	838,851	1,176,520
Consumer loans	786,879	240	787,119	629,770	1,090	630,860	475,133	559	475,692
Other interest income	182,025	4,739	186,764	78,192	8,242	86,434	5,808	8,629	14,437
Subtotal	2,904,898	1,134,720	4,039,618	2,140,545	2,847,732	4,988,277	1,496,477	1,356,006	2,852,483
Financial asset at fair value through other comprehensive income
Debt financial instruments	413,690	14,851	428,541	270,026	43,104	313,130	87,311	7,346	94,657
Other financial instruments	7,200	542	7,742	1,705	1,643	3,348	3,056	1,160	4,216
Subtotal	420,890	15,393	436,193	271,731	44,747	316,478	90,367	8,506	98,873
Hedging accounting	546,785	(618,695)	(71,910)	437,899	(1,655,998)	(1,218,099)	30,953	(77,789)	(46,836)
TOTAL	3,872,573	531,418	4,403,911	2,850,175	1,236,481	4,086,656	1,617,797	1,286,723	2,904,520

b.	For the years ended December 31, 2023, 2022 and 2021, the Bank’s expenses classified as interest expense are as follows:

	For the years ended December 31,
	2023			2022			2021
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial liabilities at amortised cost
Demand deposits	12,228	4,364	16,592	13,623	12,023	25,646	14,533	4,938	19,471
Time deposits and liabilities	1,221,707	59,873	1,281,580	759,511	119,613	879,124	88,949	20,451	109,400
Repurchase agreements	47,267	-	47,267	15,774	-	15,774	839	-	839
Interbank loans	235,583	-	235,583	98,357	-	98,357	43,692	-	43,692
Issued debt instruments	231,211	185,870	417,081	174,707	448,103	622,810	133,583	228,153	361,736
Other financial liabilities	51,349	18,731	70,080	26,430	39,934	66,364	3,382	33,026	36,408
Subtotal	1,799,345	268,838	2,068,183	1,088,402	619,673	1,708,075	284,978	286,568	571,546
Lease contracts	3,601	-	3,601	2,862	-	2,862	2,283	-	2,283
Regulatory capital financial instruments	64,937	70,550	135,487	66,728	172,949	239,677	54,311	74,325	128,636
Others equity instruments	28,389	-	28,389	28,234	-	28,234	4,995	-	4,995
Hedging accounting	1,262,206	(186,924)	1,075,282	1,089,816	(552,120)	537,696	(539,680)	941,966	402,286
TOTAL	3,158,478	152,464	3,310,942	2,276,042	240,502	2,516,544	(193,113)	1,302,859	1,109,746